TAXES, CHARGES AND CONTRIBUTIONS RECOVERABLE	12 Months Ended
Dec. 31, 2021
TAXES, CHARGES AND CONTRIBUTIONS RECOVERABLE
TAXES, CHARGES AND CONTRIBUTIONS RECOVERABLE

9)  TAXES, CHARGES AND CONTRIBUTIONS RECOVERABLE

	12.31.21	12.31.20
State VAT (ICMS) (1)	2,895,375	3,014,540
PIS and COFINS (2)	1,885,486	128,489
Withholding taxes and contributions (3)	156,322	87,134
Fistel, INSS, ISS and other taxes	119,858	106,454
Total	5,057,041	3,336,617

Current	3,716,169	2,512,293
Non-current	1,340,872	824,324
(1)	Includes ICMS credits from the acquisition of property and equipment, available to offset in 48 months; requests for refund of ICMS paid on invoices that were subsequently cancelled; for the rendering of services; tax substitution; and tax rate difference; among others. Non-current consolidated amounts include credits arising from the acquisition of property and equipment of R$578,290 and R$541,941 on December 31, 2021 and 2020, respectively.
(2)	The Company has two lawsuits for recognition of the right to exclude ICMS from the calculation basis of contributions to PIS and COFINS (including lawsuit of the company that has already been merged - Telemig), which cover several periods between February 2002 and December 2019. On May 13, 2021, the Federal Supreme Court (“STF”) issued a decision on the Leading Case RE 574706. One of the lawsuits became final on June 25, 2021 and the other is still pending a final decision although it is expected to follow the decision rendered by the STF on the Leading Case RE 574706. As a result of the decision, the Company recognized on December 31, 2021 the amount of R$2,269,391, where the amount of R$1,660,295 was recognized as other operating income (Note 27) and R$609,096 as financial income (Note 28). On December 31, 2021, the balance in current assets was R$1,579,117.
(3)	Withholding income tax (“IRRF”) credits on short-term investments, interest on equity and others, which are used as deduction in operations for the period and social contribution tax withheld at source on services provided to public agencies.